Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by service

The following table presents the Group’s revenues disaggregated by service lines for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	3,069,160	2,806,930	3,904,853	2,858,186
Related Parties	2,900	11,000	2,100	1,537
	3,072,060	2,817,930	3,906,953	2,859,723
- Property Management
Independent Third Parties	-	846,726	4,182,808	3,061,637
Related Parties	-	-	-	-
	-	846,726	4,182,808	3,061,637
- Emerging and other services
Independent Third Parties	970,376	828,509	2,791,254	2,043,079
Related Parties	2,983,156	511,328	5,020	3,674
	3,953,532	1,339,837	2,796,274	2,046,753

Total operating revenues	7,025,592	5,004,493	10,886,035	7,968,113